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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon

235 W. Galena Street, Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: July 1, 2017 - June 30, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Form N-PX	Proxy Voting Records for Received Balllots
Fund Name:	All Terrain Opportunity Fund
Reporting Period:		07/01/17 to 06/30/18
Investment Company Report
VANGUARD INTERNATIONAL EQ. INDEX FD, INC
	Security	922042874			Meeting Type		Special
	Ticker Symbol	VGK			Meeting Date		15-Nov-2017
	ISIN	US9220428745			Agenda		934671202 - Management

	Item	Proposal		Proposed by	Vote	For/Against Management
	1.	DIRECTOR		Management
		1	MORTIMER J. BUCKLEY		For	For
		2	EMERSON U. FULLWOOD		For	For
		3	AMY GUTMANN		For	For
		4	JOANN HEFFERNAN HEISEN		For	For
		5	F. JOSEPH LOUGHREY		For	For
		6	MARK LOUGHRIDGE		For	For
		7	SCOTT C. MALPASS		For	For
		8	F. WILLIAM MCNABB III		For	For
		9	DEANNA MULLIGAN		For	For
		10	ANDRE F. PEROLD		For	For
		11	SARAH BLOOM RASKIN		For	For
		12	PETER F. VOLANAKIS		For	For
	2.	APPROVE A MANAGER OF MANAGERS ARRANGEMENT WITH THIRD-PARTY INVESTMENT ADVISORS.		Management	For	For
	3.	APPROVE A MANAGER OF MANAGERS ARRANGEMENT WITH WHOLLY-OWNED SUBSIDIARIES OF VANGUARD.		Management	For	For
	7.	A SHAREHOLDER PROPOSAL TO "INSTITUTE TRANSPARENT PROCEDURES TO AVOID HOLDING INVESTMENTS IN COMPANIES THAT, IN MANAGEMENT'S JUDGMENT, SUBSTANTIALLY CONTRIBUTE TO GENOCIDE OR CRIMES AGAINST HUMANITY, THE MOST EGREGIOUS VIOLATIONS OF HUMAN RIGHTS. SUCH PROCEDURES MAY INCLUDE TIME-LIMITED ENGAGEMENT WITH PROBLEM COMPANIES IF MANAGEMENT BELIEVES THAT THEIR BEHAVIOR CAN BE CHANGED."		Shareholder	Against	For
MEDTRONIC PLC
	Security	G5960L103			Meeting Type		Annual
	Ticker Symbol	MDT			Meeting Date		08-Dec-2017
	ISIN	IE00BTN1Y115			Agenda		934690959 - Management

	Item	Proposal		Proposed by	Vote	For/Against Management
	1A.	ELECTION OF DIRECTOR: RICHARD H. ANDERSON		Management	For	For
	1B.	ELECTION OF DIRECTOR: CRAIG ARNOLD		Management	For	For
	1C.	ELECTION OF DIRECTOR: SCOTT C. DONNELLY		Management	For	For
	1D.	ELECTION OF DIRECTOR: RANDALL HOGAN III		Management	For	For
	1E.	ELECTION OF DIRECTOR: OMAR ISHRAK		Management	For	For
	1F.	ELECTION OF DIRECTOR: SHIRLEY A. JACKSON, PH.D.		Management	For	For
	1G.	ELECTION OF DIRECTOR: MICHAEL O. LEAVITT		Management	For	For
	1H.	ELECTION OF DIRECTOR: JAMES T. LENEHAN		Management	For	For
	1I.	ELECTION OF DIRECTOR: ELIZABETH NABEL, M.D.		Management	For	For
	1J.	ELECTION OF DIRECTOR: DENISE M. O'LEARY		Management	For	For
	1K.	ELECTION OF DIRECTOR: KENDALL J. POWELL		Management	For	For
	1L.	ELECTION OF DIRECTOR: ROBERT C. POZEN		Management	For	For
	2.	TO RATIFY, IN A NON-BINDING VOTE, THE RE- APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS MEDTRONIC'S INDEPENDENT AUDITOR FOR FISCAL YEAR 2018 AND AUTHORIZE THE BOARD OF DIRECTORS, ACTING THROUGH THE AUDIT COMMITTEE, TO SET THE AUDITOR'S REMUNERATION.		Management	For	For
	3.	TO APPROVE IN A NON-BINDING ADVISORY VOTE, NAMED EXECUTIVE OFFICER COMPENSATION (A "SAY-ON-PAY" VOTE).		Management	For	For
	4.	TO APPROVE THE AMENDMENT AND RESTATEMENT OF THE MEDTRONIC PLC AMENDED AND RESTATED 2013 STOCK AWARD AND INCENTIVE PLAN.		Management	For	For
COSTCO WHOLESALE CORPORATION
	Security	22160K105			Meeting Type		Annual
	Ticker Symbol	COST			Meeting Date		30-Jan-2018
	ISIN	US22160K1051			Agenda		934711448 - Management

	Item	Proposal		Proposed by	Vote	For/Against Management
	1.	DIRECTOR		Management
		1	KENNETH D. DENMAN		For	For
		2	W. CRAIG JELINEK		For	For
		3	JEFFREY S. RAIKES		For	For
	2.	RATIFICATION OF SELECTION OF INDEPENDENT AUDITORS.		Management	For	For
	3.	APPROVAL, ON AN ADVISORY BASIS, OF EXECUTIVE COMPENSATION.		Management	For	For
	4.	SHAREHOLDER PROPOSAL REGARDING SIMPLE MAJORITY VOTE.		Shareholder	Against	For
	5.	SHAREHOLDER PROPOSAL REGARDING PRISON LABOR.		Shareholder	Against	For
ETF MANAGERS TRUST
	Security	26924G201			Meeting Type		Special
	Ticker Symbol	HACK			Meeting Date		06-Mar-2018
	ISIN	US26924G2012			Agenda		934725029 - Management

	Item	Proposal		Proposed by	Vote	For/Against Management
	1.	DIRECTOR		Management
		1	Terry Loebs		For	For
		2	Jared Chase		For	For
THE WALT DISNEY COMPANY
	Security	254687106			Meeting Type		Annual
	Ticker Symbol	DIS			Meeting Date		08-Mar-2018
	ISIN	US2546871060			Agenda		934720598 - Management

	Item	Proposal		Proposed by	Vote	For/Against Management
	1A.	Election of director: Susan E. Arnold		Management	For	For
	1B.	Election of director: Mary T. Barra		Management	For	For
	1C.	Election of director: Safra A. Catz		Management	For	For
	1D.	Election of director: John S. Chen		Management	For	For
	1E.	Election of director: Francis A. deSouza		Management	For	For
	1F.	Election of director: Robert A. Iger		Management	For	For
	1G.	Election of director: Maria Elena Lagomasino		Management	For	For
	1H.	Election of director: Fred H. Langhammer		Management	For	For
	1I.	Election of director: Aylwin B. Lewis		Management	For	For
	1J.	Election of director: Mark G. Parker		Management	For	For
	2.	To ratify the appointment of PricewaterhouseCoopers LLP as the Company's registered public accountants for 2018.		Management	For	For
	3.	To approve material terms of performance goals under the Amended and Restated 2002 Executive Performance Plan.		Management	For	For
	4.	To approve the advisory resolution on executive compensation.		Management	For	For
	5.	To approve the shareholder proposal requesting an annual report disclosing information regarding the Company's lobbying policies and activities.		Shareholder	Against	For
	6.	To approve the shareholder proposal requesting the Board to amend the Company's bylaws relating to proxy access to increase the number of permitted nominees, remove the limit on aggregating shares to meet the shareholding requirement, and remove the limitation on renomination of persons based on votes in a prior election.		Shareholder	Against	For
PPG INDUSTRIES, INC.
	Security	693506107			Meeting Type		Annual
	Ticker Symbol	PPG			Meeting Date		19-Apr-2018
	ISIN	US6935061076			Agenda		934731779 - Management

	Item	Proposal		Proposed by	Vote	For/Against Management
	1A.	ELECTION OF DIRECTOR: VICTORIA F. HAYNES		Management	For	For
	1B.	ELECTION OF DIRECTOR: MICHAEL W. LAMACH		Management	For	For
	1C.	ELECTION OF DIRECTOR: MARTIN H. RICHENHAGEN		Management	For	For
	2.	APPROVE THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS ON AN ADVISORY BASIS		Management	For	For
	3.	PROPOSAL TO APPROVE AN AMENDMENT OF THE COMPANY'S ARTICLES OF INCORPORATION TO PROVIDE FOR THE ANNUAL ELECTION OF DIRECTORS		Management	For	For
	4.	RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2018		Management	For	For
HONEYWELL INTERNATIONAL INC.
	Security	438516106			Meeting Type		Annual
	Ticker Symbol	HON			Meeting Date		23-Apr-2018
	ISIN	US4385161066			Agenda		934735804 - Management

	Item	Proposal		Proposed by	Vote	For/Against Management
	1A.	Election of Director: Darius Adamczyk		Management	For	For
	1B.	Election of Director: Duncan B. Angove		Management	For	For
	1C.	Election of Director: William S. Ayer		Management	For	For
	1D.	Election of Director: Kevin Burke		Management	For	For
	1E.	Election of Director: Jaime Chico Pardo		Management	For	For
	1F.	Election of Director: D. Scott Davis		Management	For	For
	1G.	Election of Director: Linnet F. Deily		Management	For	For
	1H.	Election of Director: Judd Gregg		Management	For	For
	1I.	Election of Director: Clive Hollick		Management	For	For
	1J.	Election of Director: Grace D. Lieblein		Management	For	For
	1K.	Election of Director: George Paz		Management	For	For
	1L.	Election of Director: Robin L. Washington		Management	For	For
	2.	Advisory Vote to Approve Executive Compensation.		Management	For	For
	3.	Approval of Independent Accountants.		Management	For	For
	4.	Reduce Ownership Threshold Required to Call a Special Meeting of Shareowners.		Management	For	For
	5.	Independent Board Chairman.		Shareholder	Against	For
	6.	Report on Lobbying Payments and Policy.		Shareholder	Against	For
DOWDUPONT INC.
	Security	26078J100			Meeting Type		Annual
	Ticker Symbol	DWDP			Meeting Date		25-Apr-2018
	ISIN	US26078J1007			Agenda		934741655 - Management

	Item	Proposal		Proposed by	Vote	For/Against Management
	1a.	Election of Director: Lamberto Andreotti		Management	For	For
	1b.	Election of Director: James A. Bell		Management	For	For
	1c.	Election of Director: Edward D. Breen		Management	For	For
	1d.	Election of Director: Robert A. Brown		Management	For	For
	1e.	Election of Director: Alexander M. Cutler		Management	For	For
	1f.	Election of Director: Jeff M. Fettig		Management	For	For
	1g.	Election of Director: Marillyn A. Hewson		Management	For	For
	1h.	Election of Director: Lois D. Juliber		Management	For	For
	1i.	Election of Director: Andrew N. Liveris		Management	For	For
	1j.	Election of Director: Raymond J. Milchovich		Management	For	For
	1k.	Election of Director: Paul Polman		Management	For	For
	1l.	Election of Director: Dennis H. Reilley		Management	For	For
	1m.	Election of Director: James M. Ringler		Management	For	For
	1n.	Election of Director: Ruth G. Shaw		Management	For	For
	1o.	Election of Director: Lee M. Thomas		Management	For	For
	1p.	Election of Director: Patrick J. Ward		Management	For	For
	2.	Advisory Resolution to Approve Executive Compensation		Management	For	For
	3.	Advisory Resolution on the Frequency of Future Advisory Votes to Approve Executive Compensation		Management	3 Years	Against
	4.	Ratification of the Appointment of the Independent Registered Public Accounting Firm		Management	For	For
	5.	Elimination of Supermajority Voting Thresholds		Shareholder	Against	For
	6.	Preparation of an Executive Compensation Report		Shareholder	Against	For
	7.	Preparation of a Report on Sustainability Metrics in Performance-based Pay		Shareholder	Against	For
	8.	Preparation of a Report on Investment in India		Shareholder	Against	For
	9.	Modification of Threshold for Calling Special Stockholder Meetings		Shareholder	Against	For
ILLINOIS TOOL WORKS INC.
	Security	452308109			Meeting Type		Annual
	Ticker Symbol	ITW			Meeting Date		04-May-2018
	ISIN	US4523081093			Agenda		934746883 - Management

	Item	Proposal		Proposed by	Vote	For/Against Management
	1a.	Election of Director: Daniel J. Brutto		Management	For	For
	1b.	Election of Director: Susan Crown		Management	For	For
	1c.	Election of Director: James W. Griffith		Management	For	For
	1d.	Election of Director: Jay L. Henderson		Management	For	For
	1e.	Election of Director: Richard H. Lenny		Management	For	For
	1f.	Election of Director: E. Scott Santi		Management	For	For
	1g.	Election of Director: James A. Skinner		Management	For	For
	1h.	Election of Director: David B. Smith, Jr.		Management	For	For
	1i.	Election of Director: Pamela B. Strobel		Management	For	For
	1j.	Election of Director: Kevin M. Warren		Management	For	For
	1k.	Election of Director: Anre D. Williams		Management	For	For
	2.	Ratification of the appointment of Deloitte & Touche LLP as ITW's independent registered public accounting firm for 2018.		Management	For	For
	3.	Advisory vote to approve compensation of ITW's named executive officers.		Management	For	For
	4.	A non-binding stockholder proposal, if presented at the meeting, to change the ownership threshold to call special meetings.		Shareholder	Against	For
	5.	A non-binding stockholder proposal, if presented at the meeting, to set Company-wide greenhouse gas emissions targets.		Shareholder	Against	For
3M COMPANY
	Security	88579Y101			Meeting Type		Annual
	Ticker Symbol	MMM			Meeting Date		08-May-2018
	ISIN	US88579Y1010			Agenda		934745920 - Management

	Item	Proposal		Proposed by	Vote	For/Against Management
	1a.	Election of Director: Sondra L. Barbour		Management	For	For
	1b.	Election of Director: Thomas "Tony" K. Brown		Management	For	For
	1c.	Election of Director: David B. Dillon		Management	For	For
	1d.	Election of Director: Michael L. Eskew		Management	For	For
	1e.	Election of Director: Herbert L. Henkel		Management	For	For
	1f.	Election of Director: Amy E. Hood		Management	For	For
	1g.	Election of Director: Muhtar Kent		Management	For	For
	1h.	Election of Director: Edward M. Liddy		Management	For	For
	1i.	Election of Director: Gregory R. Page		Management	For	For
	1j.	Election of Director: Michael F. Roman		Management	For	For
	1k.	Election of Director: Inge G. Thulin		Management	For	For
	1l.	Election of Director: Patricia A. Woertz		Management	For	For
	2.	To ratify the appointment of PricewaterhouseCoopers LLP as 3M's independent registered public accounting firm.		Management	For	For
	3.	Advisory approval of executive compensation.		Management	For	For
	4.	Stockholder proposal on special shareholder meetings.		Shareholder	Against	For
	5.	Stockholder proposal on setting target amounts for CEO compensation.		Shareholder	Against	For
PHILLIPS 66
	Security	718546104			Meeting Type		Annual
	Ticker Symbol	PSX			Meeting Date		09-May-2018
	ISIN	US7185461040			Agenda		934744067 - Management

	Item	Proposal		Proposed by	Vote	For/Against Management
	1a.	Election of director: J. Brian Ferguson		Management	For	For
	1b.	Election of director: Harold W. McGraw III		Management	For	For
	1c.	Election of director: Victoria J. Tschinkel		Management	For	For
	2.	To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for fiscal year 2018.		Management	For	For
	3.	To consider and vote on a proposal to approve, on an advisory (non-binding) basis, the compensation of our Named Executive Officers.		Management	For	For
	4.	To consider and vote on a proposal to amend the Certificate of Incorporation to declassify the Board of Directors over the next three years.		Management	For	For
MARTIN MARIETTA MATERIALS, INC.
	Security	573284106			Meeting Type		Annual
	Ticker Symbol	MLM			Meeting Date		17-May-2018
	ISIN	US5732841060			Agenda		934804180 - Management

	Item	Proposal		Proposed by	Vote	For/Against Management
	1.1	Election of Director: Sue W. Cole		Management	For	For
	1.2	Election of Director: Smith W. Davis		Management	For	For
	1.3	Election of Director: John J. Koraleski		Management	For	For
	1.4	Election of Director: David G. Maffucci		Management	For	For
	1.5	Election of Director: Michael J. Quillen		Management	For	For
	1.6	Election of Director: Donald W. Slager		Management	For	For
	1.7	Election of Director: Stephen P. Zelnak, Jr.		Management	For	For
	2.	Ratification of selection of PricewaterhouseCoopers as independent auditors.		Management	For	For
	3.	Approval, by a non-binding advisory vote, of the compensation of Martin Marietta Materials, Inc.'s named executive officers.		Management	For	For
INTERCONTINENTAL EXCHANGE, INC.
	Security	45866F104			Meeting Type		Annual
	Ticker Symbol	ICE			Meeting Date		18-May-2018
	ISIN	US45866F1049			Agenda		934767065 - Management

	Item	Proposal		Proposed by	Vote	For/Against Management
	1a.	Election of Director: Hon. Sharon Y. Bowen		Management	For	For
	1b.	Election of Director: Ann M. Cairns		Management	For	For
	1c.	Election of Director: Charles R. Crisp		Management	For	For
	1d.	Election of Director: Duriya M. Farooqui		Management	For	For
	1e.	Election of Director: Jean-Marc Forneri		Management	For	For
	1f.	Election of Director: The Rt. Hon. the Lord Hague of Richmond		Management	For	For
	1g.	Election of Director: Hon. Frederick W. Hatfield		Management	For	For
	1h.	Election of Director: Thomas E. Noonan		Management	For	For
	1i.	Election of Director: Frederic V. Salerno		Management	For	For
	1j.	Election of Director: Jeffrey C. Sprecher		Management	For	For
	1k.	Election of Director: Judith A. Sprieser		Management	For	For
	1l.	Election of Director: Vincent Tese		Management	For	For
	2.	To approve, by non-binding vote, the advisory resolution on executive compensation for named executive officers.		Management	For	For
	3.	To approve the Intercontinental Exchange, Inc. 2018 Employee Stock Purchase Plan.		Management	For	For
	4.	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2018.		Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investment Managers Series Trust II

By (Signature and Title)*		/s/ Terrance P. Gallagher
Terrance P. Gallagher, President

Date	August 13, 2018

*	Print the name and title of each signing officer under his or her signature.